Daewoong Convertible Notes - Convertible Note Subscription Agreement (Details) $ in Thousands	May 02, 2024 USD ($)	Apr. 12, 2024 USD ($)	Apr. 12, 2024 USD ($) item	Mar. 24, 2024 USD ($) item	Mar. 19, 2024 USD ($) $ / shares	Jul. 22, 2022 USD ($)
Daewoong License and Supply Agreement
Debt Instrument [Line Items]
License termination term upon satisfaction of certain conditions					6 months
Price of know how in the event of termination | $ / shares					$ 1.00
Percentage of common stock to be issued for termination of Termination Purchase Right					50.00%
Subsequent events
Debt Instrument [Line Items]
Payments to redeem the public warrants	$ 21
Subsequent events | Daewoong License and Supply Agreement
Debt Instrument [Line Items]
License termination term upon satisfaction of certain conditions					6 months
Price of know how in the event of termination | $ / shares					$ 1.00
Percentage of common stock to be issued for termination of Termination Purchase Right					50.00%
Convertible notes
Debt Instrument [Line Items]
Principal amount						$ 1,000
Convertible notes | Subscription Agreement | Daewoong
Debt Instrument [Line Items]
Principal amount of debt issuable					$ 15,000
Annual rate of interest (as a percent)					15.79%
Term of debt					3 years
Number of convertible note sold | item				1
Principal amount				$ 5,000
Convertible notes | Subsequent events | Subscription Agreement | Daewoong
Debt Instrument [Line Items]
Principal amount of debt issuable		$ 10,000	$ 10,000		$ 15,000
Annual rate of interest (as a percent)					15.79%
Term of debt					3 years
Number of convertible note sold		10,000	1
Principal amount		$ 10,000	$ 10,000	$ 5,000